Summary of Significant Accounting Policies - Product warranties (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Warranty reserve	$ 325	$ 360	$ 530